Significant Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Jan. 31, 2020
Policies
Basis of Presentation

Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with US GAAP and are expressed in United States dollars. The Company has not produced revenues from its principal business. These financial statements include the accounts of the Company and its subsidiary, Polymet. All intercompany transactions and balances have been eliminated.